UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 FORM N-23C-1


                      STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
      SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING: June 30, 1999

                           For:  Z-Seven Fund, Inc.


                                            Approximate Asset        Name of
Date of                    Number of Price  Value or Approximate     Seller or
Each        Identification Shares    Per    Asset Coverage Per Share of Seller's
Transaction of Security    Purchased Share  at Time of Purchase      Broker
----------- -------------- --------- ------ ------------------------ -----------

 06/02/99     Z-Seven      20,000    7.2500          7.3966         Herzog
 06/03/99     Z-Seven       7,500    7.3750          7.3883         Herzog
 06/07/99     Z-Seven       5,000    7.3750          7.4258         Herzog
 06/11/99     Z-Seven       7,500    7.3125          7.3955         Herzog



REMARKS: None

Name of Registrant: Z-Seven Fund, Inc.

By: Aleshia Mesneak, Accountant

Statement Date: July 7, 1999